Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
October 31, 2022

Dates Covered
Collections Period	10/01/22 - 10/31/22
Interest Accrual Period	10/17/22 - 11/14/22
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/22	485,529,822.10	25,855
Yield Supplement Overcollateralization Amount 09/30/22	18,273,193.36	0
Receivables Balance 09/30/22	503,803,015.46	25,855
Principal Payments	19,337,143.28	685
Defaulted Receivables	324,742.97	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/22	17,188,204.63	0
Pool Balance at 10/31/22	466,952,924.58	25,152

Pool Statistics	$ Amount	# of Accounts
Pool Factor	41.83%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	5,944,916.11	279
Past Due 61-90 days	1,570,610.63	69
Past Due 91-120 days	250,821.13	11
Past Due 121+ days	0.00	0
Total	7,766,347.87	359

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	174,512.70
Aggregate Net Losses/(Gains) - October 2022	150,230.27
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.36%
Prior Net Losses/(Gains) Ratio	0.32%
Second Prior Net Losses/(Gains) Ratio	0.35%
Third Prior Net Losses/(Gains) Ratio	0.08%
Four Month Average	0.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.26%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.51%
Weighted Average Contract Rate, Yield Adjusted	5.74%
Weighted Average Remaining Term	42.50

Flow of Funds	$ Amount
Collections	20,967,724.83
Investment Earnings on Cash Accounts	14,785.07
Servicing Fee	(419,835.85)
Transfer to Collection Account	0.00
Available Funds	20,562,674.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	122,602.06
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,993,304.57
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,912,266.93

Total Distributions of Available Funds	20,562,674.05

Servicing Fee	419,835.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 10/17/22	479,946,229.15
Principal Paid	18,497,936.73
Note Balance @ 11/15/22	461,448,292.42

Class A-1
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-2
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-3
Note Balance @ 10/17/22	330,376,229.15
Principal Paid	18,497,936.73
Note Balance @ 11/15/22	311,878,292.42
Note Factor @ 11/15/22	79.8459530%

Class A-4
Note Balance @ 10/17/22	100,020,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	100,020,000.00
Note Factor @ 11/15/22	100.0000000%

Class B
Note Balance @ 10/17/22	33,030,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	33,030,000.00
Note Factor @ 11/15/22	100.0000000%

Class C
Note Balance @ 10/17/22	16,520,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	16,520,000.00
Note Factor @ 11/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	152,470.39
Total Principal Paid	18,497,936.73
Total Paid	18,650,407.12

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	82,594.06
Principal Paid	18,497,936.73
Total Paid to A-3 Holders	18,580,530.79

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1388404
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.8443290
Total Distribution Amount	16.9831694

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2114543
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.3577489
Total A-3 Distribution Amount	47.5692032

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	702.42
Noteholders' Principal Distributable Amount	297.58

Account Balances	$ Amount
Reserve Account
Balance as of 10/17/22	5,504,632.16
Investment Earnings	13,166.00
Investment Earnings Paid	(13,166.00)
Deposit/(Withdrawal)	-
Balance as of 11/15/22	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,330,181.82	$3,111,011.04	$3,246,687.88
Number of Extensions	190	130	135
Ratio of extensions to Beginning of Period Receivables Balance	0.86%	0.59%	0.59%